Note 2 - Summary of Significant Accounting Policies (Details Textual) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	1,001,948	558
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years